Cash and Cash Equivalents: (Tables)	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	December 31,	December 31,
	2016	2015
Bank deposits	$1,122,542	$9,278,730
Money market funds	34,624,507	72,162
Total	$35,747,049	$9,350,892